Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.8%)
Barrick North America Finance LLC
5.700%, 5/30/41	1,248,000	1,760
5.750%, 5/1/43	474,000	689
The Dow Chemical Co.
2.100%, 11/15/30	3,132,000	3,084
3.600%, 11/15/50	1,110,000	1,125
Georgia-Pacific LLC
2.100%, 4/30/27 144A	1,664,000	1,746
International Paper Co.
4.400%, 8/15/47	1,027,000	1,250
Newmont Corp.
2.250%, 10/1/30	2,876,000	2,966
Nucor Corp.
2.000%, 6/1/25	1,091,000	1,139
2.700%, 6/1/30	1,091,000	1,171
Nutrien, Ltd.
2.950%, 5/13/30	1,401,000	1,532
5.000%, 4/1/49	1,581,000	2,073
Nutrition & Biosciences, Inc.
1.230%, 10/1/25 144A	1,105,000	1,104
1.832%, 10/15/27 144A	773,000	776
2.300%, 11/1/30 144A	1,656,000	1,667
3.468%, 12/1/50 144A	773,000	774
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	861,000	861
2.150%, 8/15/30	2,236,000	2,186
Steel Dynamics, Inc.
2.400%, 1/15/31	793,000	827
3.250%, 1/15/31	793,000	848

Total		27,578

Communications (3.1%)
Alphabet, Inc. - Class B
1.900%, 8/15/40	730,000	700
2.250%, 8/15/60	1,460,000	1,376
Amazon.com, Inc.
1.500%, 6/3/30	4,353,000	4,444
2.500%, 6/3/50	1,196,000	1,214
2.700%, 6/3/60	1,088,000	1,119
AT&T, Inc.
1.650%, 2/1/28	1,634,000	1,636
2.250%, 2/1/32	2,171,000	2,168
2.300%, 6/1/27	3,282,000	3,443
2.750%, 6/1/31	3,282,000	3,451
3.000%, 6/30/22	2,519,000	2,619
3.100%, 2/1/43	518,000	505
3.300%, 2/1/52	2,013,000	1,873
3.500%, 6/1/41	1,093,000	1,150
3.500%, 9/15/53 144A	1,897,000	1,848
3.550%, 9/15/55 144A	1,593,000	1,524
3.650%, 6/1/51	512,000	517
3.650%, 9/15/59 144A	1,486,000	1,435
3.850%, 6/1/60	1,093,000	1,109
4.500%, 3/9/48	1,632,000	1,863

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Communications continued
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22	975,000	1,032
4.800%, 3/1/50	3,079,000	3,519
Comcast Corp.
1.500%, 2/15/31	2,973,000	2,926
1.950%, 1/15/31	2,796,000	2,871
2.450%, 8/15/52	1,087,000	1,016
2.650%, 8/15/62	1,196,000	1,136
2.800%, 1/15/51	1,159,000	1,161
3.100%, 4/1/25	1,019,000	1,123
3.700%, 4/15/24	1,977,000	2,183
3.750%, 4/1/40	2,494,000	2,909
3.950%, 10/15/25	720,000	826
4.150%, 10/15/28	2,007,000	2,422
4.600%, 10/15/38	2,504,000	3,188
Time Warner Cable LLC
6.550%, 5/1/37	703,000	933
T-Mobile USA, Inc.
1.500%, 2/15/26 144A	2,724,000	2,730
2.050%, 2/15/28 144A	5,537,000	5,659
3.000%, 2/15/41 144A	477,000	471
3.500%, 4/15/25 144A	4,441,000	4,873
3.750%, 4/15/27 144A	3,375,000	3,778
Verizon Communications, Inc.
3.000%, 3/22/27	1,027,000	1,143
3.500%, 11/1/24	2,386,000	2,634
4.016%, 12/3/29	1,231,000	1,474
4.272%, 1/15/36	438,000	539
4.400%, 11/1/34	2,142,000	2,672
4.522%, 9/15/48	1,332,000	1,745
ViacomCBS, Inc.
4.200%, 5/19/32	3,218,000	3,673
4.375%, 3/15/43	297,000	315
4.600%, 1/15/45	192,000	211
4.750%, 5/15/25	1,694,000	1,944
4.950%, 5/19/50	38,000	44
5.850%, 9/1/43	715,000	896
Vodafone Group PLC
4.250%, 9/17/50	1,940,000	2,245
The Walt Disney Co.
3.500%, 5/13/40	1,248,000	1,398
3.600%, 1/13/51	1,120,000	1,261
3.800%, 5/13/60	778,000	899

Total		101,843

Consumer, Cyclical (3.2%)
Advance Auto Parts, Inc.
1.750%, 10/1/27	2,127,000	2,118
3.900%, 4/15/30	5,365,000	6,041
Best Buy Co., Inc.
4.450%, 10/1/28	1,037,000	1,229
BorgWarner, Inc.
2.650%, 7/1/27	2,270,000	2,394

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Costco Wholesale Corp.
1.600%, 4/20/30	6,165,000	6,280
1.750%, 4/20/32	1,588,000	1,628
Daimler Finance North America LLC
2.125%, 3/10/25 144A	2,155,000	2,233
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.500%, 10/20/25 144A	3,290,000	3,376
4.750%, 10/20/28 144A	2,194,000	2,276
General Motors Co.
5.400%, 4/1/48	1,521,000	1,681
General Motors Financial Co., Inc.
1.700%, 8/18/23	3,376,000	3,389
2.700%, 8/20/27	3,393,000	3,378
2.750%, 6/20/25	5,756,000	5,896
2.900%, 2/26/25	2,592,000	2,670
5.200%, 3/20/23	2,320,000	2,517
Harley-Davidson Financial Services, Inc.
3.350%, 6/8/25 144A	2,095,000	2,191
The Home Depot, Inc.
2.500%, 4/15/27	216,000	235
2.700%, 4/15/30	1,270,000	1,413
2.950%, 6/15/29	580,000	655
3.125%, 12/15/49	2,905,000	3,226
3.300%, 4/15/40	425,000	480
3.350%, 4/15/50	2,094,000	2,413
Hyundai Capital America
1.250%, 9/18/23 144A	1,591,000	1,587
1.800%, 10/15/25 144A	1,591,000	1,582
2.375%, 10/15/27 144A	1,591,000	1,590
Lowe’s Companies, Inc.
4.000%, 4/15/25	1,108,000	1,256
5.000%, 4/15/40	159,000	208
Marriott International, Inc.
4.625%, 6/15/30	1,460,000	1,562
5.750%, 5/1/25	1,354,000	1,510
McDonald’s Corp.
1.450%, 9/1/25	793,000	816
2.125%, 3/1/30	291,000	303
3.700%, 1/30/26	1,563,000	1,780
NIKE, Inc.
2.400%, 3/27/25	1,509,000	1,622
2.750%, 3/27/27	1,007,000	1,119
2.850%, 3/27/30	992,000	1,114
3.375%, 3/27/50	1,231,000	1,423
Nissan Motor Co., Ltd.
3.043%, 9/15/23 144A	980,000	993
3.522%, 9/17/25 144A	1,655,000	1,672
4.345%, 9/17/27 144A	2,693,000	2,704
4.810%, 9/17/30 144A	1,212,000	1,215
O’Reilly Automotive, Inc.
1.750%, 3/15/31	3,313,000	3,272
4.200%, 4/1/30	1,062,000	1,276
Ralph Lauren Corp.
1.700%, 6/15/22	1,773,000	1,805
2.950%, 6/15/30	2,916,000	3,042
Southwest Airlines Co.
4.750%, 5/4/23	2,186,000	2,334
5.125%, 6/15/27	3,279,000	3,572
Starbucks Corp.
1.300%, 5/7/22	1,300,000	1,317

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.350%, 3/12/50	511,000	523
3.500%, 11/15/50	1,847,000	1,950
Toyota Motor Credit Corp.
1.150%, 8/13/27	2,085,000	2,082
Walmart, Inc.
3.050%, 7/8/26	960,000	1,081
4.050%, 6/29/48	24,000	31

Total		104,060

Consumer, Non-cyclical (5.8%)
Abbott Laboratories
3.750%, 11/30/26	1,288,000	1,494
AbbVie, Inc.
2.300%, 11/21/22 144A	3,189,000	3,300
2.600%, 11/21/24 144A	2,543,000	2,697
2.900%, 11/6/22	3,277,000	3,436
2.950%, 11/21/26 144A	1,022,000	1,113
3.200%, 11/21/29 144A	4,316,000	4,746
3.750%, 11/14/23	275,000	300
3.800%, 3/15/25 144A	4,249,000	4,715
4.050%, 11/21/39 144A	1,187,000	1,356
4.250%, 11/14/28	768,000	913
4.250%, 11/21/49 144A	2,705,000	3,195
4.300%, 5/14/36	742,000	874
4.450%, 5/14/46	752,000	894
Adani Ports & Special Economic Zone, Ltd.
4.200%, 8/4/27 144A	1,876,000	1,882
Aetna, Inc.
3.875%, 8/15/47	810,000	903
Altria Group, Inc.
2.350%, 5/6/25	445,000	469
3.400%, 5/6/30	1,344,000	1,463
3.875%, 9/16/46	894,000	916
4.450%, 5/6/50	1,696,000	1,883
Amgen, Inc.
3.150%, 2/21/40	1,120,000	1,188
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	2,152,000	2,430
4.600%, 4/15/48	1,366,000	1,625
4.700%, 2/1/36	2,403,000	2,899
4.900%, 2/1/46	298,000	369
Anthem, Inc.
2.250%, 5/15/30	2,708,000	2,779
AstraZeneca PLC
0.700%, 4/8/26	3,143,000	3,082
Bacardi, Ltd.
4.700%, 5/15/28 144A	1,858,000	2,158
5.150%, 5/15/38 144A	892,000	1,086
5.300%, 5/15/48 144A	1,323,000	1,655
BAT Capital Corp.
2.259%, 3/25/28	2,853,000	2,860
2.726%, 3/25/31	3,994,000	3,956
3.557%, 8/15/27	2,041,000	2,205
3.984%, 9/25/50	970,000	948
4.700%, 4/2/27	2,186,000	2,507
4.906%, 4/2/30	1,113,000	1,312
BAT International Finance PLC
1.668%, 3/25/26	5,705,000	5,723
Biogen, Inc.
3.150%, 5/1/50	1,002,000	986

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Bristol-Myers Squibb Co.
3.200%, 6/15/26	538,000	606
3.400%, 7/26/29	1,337,000	1,553
3.450%, 11/15/27	1,475,000	1,694
3.900%, 2/20/28	1,581,000	1,873
4.250%, 10/26/49	832,000	1,093
4.350%, 11/15/47	489,000	645
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	2,712,000	2,723
3.250%, 8/15/26	528,000	569
3.750%, 9/25/27	1,696,000	1,840
Cigna Corp.
3.400%, 9/17/21	2,250,000	2,315
3.400%, 3/1/27	2,489,000	2,790
3.875%, 10/15/47	2,169,000	2,391
4.375%, 10/15/28	512,000	608
Constellation Brands, Inc.
3.200%, 2/15/23	499,000	528
3.700%, 12/6/26	840,000	960
4.400%, 11/15/25	150,000	174
CVS Health Corp.
1.300%, 8/21/27	2,733,000	2,690
1.750%, 8/21/30	535,000	524
2.700%, 8/21/40	762,000	729
3.000%, 8/15/26	1,103,000	1,205
3.700%, 3/9/23	1,177,000	1,261
4.780%, 3/25/38	788,000	954
Danaher Corp.
2.600%, 10/1/50	2,691,000	2,622
3.350%, 9/15/25	1,024,000	1,137
DENTSPLY SIRONA, Inc.
3.250%, 6/1/30	662,000	719
DH Europe Finance II SARL
2.050%, 11/15/22	1,632,000	1,683
2.200%, 11/15/24	2,797,000	2,955
2.600%, 11/15/29	2,976,000	3,225
3.400%, 11/15/49	21,000	24
Element Fleet Management Corp.
3.850%, 6/15/25 144A	2,095,000	2,205
Eli Lilly & Co.
2.250%, 5/15/50	1,549,000	1,460
2.500%, 9/15/60	1,564,000	1,472
General Mills Inc.
2.875%, 4/15/30	735,000	806
Gilead Sciences, Inc.
1.200%, 10/1/27	1,663,000	1,666
1.650%, 10/1/30	1,663,000	1,660
2.600%, 10/1/40	499,000	498
2.800%, 10/1/50	776,000	765
HCA, Inc.
5.125%, 6/15/39	565,000	685
5.250%, 6/15/49	544,000	661
Ingredion, Inc.
3.900%, 6/1/50	987,000	1,108
Johnson & Johnson
2.100%, 9/1/40	365,000	363
2.450%, 9/1/60	521,000	520
Keurig Dr. Pepper, Inc.
3.800%, 5/1/50	1,066,000	1,224

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
The Leland Stanford Junior University
1.289%, 6/1/27	419,000	425
Mars, Inc.
1.625%, 7/16/32 144A	2,638,000	2,615
2.450%, 7/16/50 144A	659,000	623
Merck & Co., Inc.
2.350%, 6/24/40	743,000	754
2.450%, 6/24/50	743,000	739
3.700%, 2/10/45	710,000	850
Pacific Gas & Electric Co.
3.150%, 6/15/30	1,738,000	1,801
PayPal Holdings, Inc.
1.350%, 6/1/23	2,821,000	2,881
1.650%, 6/1/25	3,949,000	4,089
Pfizer, Inc.
2.550%, 5/28/40	1,556,000	1,605
2.800%, 3/11/22	982,000	1,016
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	4,173,000	4,063
2.800%, 9/15/50	1,565,000	1,457
Royalty Pharma PLC
0.750%, 9/2/23 144A	530,000	529
1.200%, 9/2/25 144A	530,000	528
3.550%, 9/2/50 144A	731,000	705
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,125,000	2,256
Smithfield Foods, Inc.
3.000%, 10/15/30 144A	1,344,000	1,358
Stryker Corp.
1.150%, 6/15/25	2,189,000	2,216
1.950%, 6/15/30	1,992,000	2,028
2.900%, 6/15/50	1,534,000	1,577
Sysco Corp.
2.400%, 2/15/30	1,061,000	1,070
6.600%, 4/1/50	538,000	751
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	3,821,000	3,870
3.175%, 7/9/50	2,341,000	2,396
3.375%, 7/9/60	709,000	730
4.400%, 11/26/23	1,858,000	2,064
Thermo Fisher Scientific, Inc.
4.497%, 3/25/30	3,811,000	4,699
UnitedHealth Group, Inc.
2.750%, 5/15/40	1,302,000	1,367
3.125%, 5/15/60	541,000	579
3.500%, 8/15/39	349,000	400
3.700%, 12/15/25	1,103,000	1,263
3.750%, 10/15/47	879,000	1,041
3.875%, 8/15/59	558,000	675
Yale University
0.873%, 4/15/25	1,824,000	1,837
1.482%, 4/15/30	1,563,000	1,581

Total		191,938

Energy (2.2%)
Aker BP ASA
2.875%, 1/15/26 144A	2,857,000	2,829
4.000%, 1/15/31 144A	1,473,000	1,452
BP Capital Markets America, Inc.
1.749%, 8/10/30	2,085,000	2,068
2.772%, 11/10/50	2,503,000	2,289

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
3.194%, 4/6/25	2,541,000	2,794
3.543%, 4/6/27	2,560,000	2,868
Concho Resources, Inc.
2.400%, 2/15/31	1,304,000	1,246
Devon Energy Corp.
5.000%, 6/15/45	542,000	514
5.600%, 7/15/41	825,000	830
Diamondback Energy, Inc.
3.250%, 12/1/26	2,021,000	2,023
Ecopetrol SA
5.875%, 5/28/45	1,088,000	1,186
6.875%, 4/29/30	518,000	620
Enbridge, Inc.
2.500%, 1/15/25	4,838,000	5,097
3.125%, 11/15/29	2,213,000	2,351
Energy Transfer Operating LP
2.900%, 5/15/25	349,000	351
4.250%, 3/15/23	1,181,000	1,228
Energy Transfer Partners LP
6.050%, 6/1/41	477,000	478
Enterprise Products Operating LLC
2.800%, 1/31/30	871,000	922
3.700%, 1/31/51	955,000	941
3.950%, 1/31/60	1,056,000	1,037
Equinor ASA
1.750%, 1/22/26	1,284,000	1,332
3.250%, 11/18/49	751,000	799
Gray Oak Pipeline LLC
2.600%, 10/15/25 144A	1,095,000	1,098
HollyFrontier Corp.
2.625%, 10/1/23	1,106,000	1,109
4.500%, 10/1/30	2,121,000	2,053
Magellan Midstream Partners LP
3.250%, 6/1/30	2,090,000	2,241
Marathon Oil Corp.
4.400%, 7/15/27	2,006,000	1,995
MPLX LP
1.750%, 3/1/26	1,631,000	1,627
2.650%, 8/15/30	2,190,000	2,146
Oleoducto Central SA
4.000%, 7/14/27 144A	667,000	693
ONEOK, Inc.
3.400%, 9/1/29	209,000	205
Petroleos Mexicanos
2.460%, 12/15/25	3,530,450	3,695
Pioneer Natural Resources Co.
1.900%, 8/15/30	2,733,000	2,564
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29	2,066,000	1,998
4.900%, 2/15/45	442,000	403
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	492,000	523
Suncor Energy, Inc.
3.100%, 5/15/25	2,169,000	2,330
Tengizchevroil Finance Company International Ltd.
2.625%, 8/15/25 144A	1,698,000	1,705

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Energy continued
Total Capital International
3.127%, 5/29/50	1,598,000	1,650
Transcontinental Gas Pipe Line Co. LLC
3.250%, 5/15/30 144A	1,081,000	1,168
3.950%, 5/15/50 144A	1,731,000	1,786
Valero Energy Corp.
1.200%, 3/15/24	3,288,000	3,274
2.150%, 9/15/27	1,156,000	1,148
The Williams Companies, Inc.
3.900%, 1/15/25	724,000	792

Total		71,458

Financial (11.1%)
AerCap Ireland Capital
4.625%, 7/1/22	466,000	478
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.150%, 2/15/24	2,150,000	2,132
3.500%, 5/26/22	994,000	1,004
3.950%, 2/1/22	550,000	557
4.450%, 4/3/26	637,000	634
4.875%, 1/16/24	1,033,000	1,070
6.500%, 7/15/25	2,107,000	2,274
Affiliated Managers Group, Inc.
3.300%, 6/15/30	3,264,000	3,488
Agree LP
2.900%, 10/1/30	762,000	786
Ally Financial, Inc.
1.450%, 10/2/23	4,242,000	4,231
5.125%, 9/30/24	2,276,000	2,538
American Financial Group, Inc.
5.250%, 4/2/30	2,632,000	3,186
American International Group, Inc.
3.400%, 6/30/30	2,304,000	2,542
4.200%, 4/1/28	1,534,000	1,776
4.500%, 7/16/44	1,366,000	1,600
4.750%, 4/1/48	2,120,000	2,594
The Andrew W. Mellon Foundation
0.947%, 8/1/27	1,245,000	1,245
Arch Capital Group, Ltd.
3.635%, 6/30/50	1,357,000	1,455
Ares Capital Corporation
3.875%, 1/15/26	2,179,000	2,222
Asian Development Bank
0.625%, 4/7/22	3,933,000	3,956
Athene Holding Ltd.
6.150%, 4/3/30	3,208,000	3,802
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	2,800,000	2,780
Banco Santander SA
2.746%, 5/28/25	2,000,000	2,102
3.490%, 5/28/30	1,000,000	1,088
Bank of America Corp.
0.981%, (US SOFR plus 0.910%), 9/25/25	4,608,000	4,607
1.319%, (US SOFR plus 1.150%), 6/19/26	4,613,000	4,641
1.898%, (US SOFR plus 1.530%), 7/23/31	2,592,000	2,581
2.015%, (ICE LIBOR USD 3 Month plus 0.640%), 2/13/26	520,000	540
2.456%, (ICE LIBOR USD 3 Month plus 0.870%), 10/22/25	2,827,000	2,981

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
2.496%, (ICE LIBOR USD 3 Month plus 0.990%), 2/13/31	2,872,000	2,994
2.592%, (US SOFR plus 2.150%), 4/29/31	2,794,000	2,950
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	5,421,000	5,692
3.093%, (ICE LIBOR USD 3 Month plus 1.090%), 10/1/25	3,877,000	4,180
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	6,984,000	7,779
3.500%, 4/19/26	5,071,000	5,683
4.125%, 1/22/24	342,000	379
4.183%, 11/25/27	2,893,000	3,318
4.271%, (ICE LIBOR USD 3 Month plus 1.310%), 7/23/29	5,145,000	6,029
Barclays PLC
2.645%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.900%), 6/24/31	1,452,000	1,448
5.088%, (ICE LIBOR USD 3 Month plus 3.054%), 6/20/30	3,595,000	4,051
BNP Paribas SA
1.904%, (US SOFR plus 1.609%), 9/30/28 144A	1,882,000	1,873
2.219%, (US SOFR plus 2.074%), 6/9/26 144A	3,251,000	3,353
2.819%, (ICE LIBOR USD 3 Month plus 1.111%), 11/19/25 144A	5,978,000	6,306
Brighthouse Financial, Inc.
4.700%, 6/22/47	1,145,000	1,095
Brookfield Finance, Inc.
3.900%, 1/25/28	2,083,000	2,318
4.350%, 4/15/30	2,676,000	3,114
Citigroup, Inc.
2.976%, (US SOFR plus 1.422%), 11/5/30	1,594,000	1,723
4.412%, (US SOFR plus 3.914%), 3/31/31	6,078,000	7,290
Credit Suisse Group AG
2.193%, (US SOFR plus 2.044%), 6/5/26 144A	3,967,000	4,096
2.593%, (US SOFR plus 1.560%), 9/11/25 144A	734,000	766
2.997%, (3 Month LIBOR plus 1.200%), 12/14/23 144A	1,908,000	1,986
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 6/9/23	1,719,000	1,849
Crown Castle International Corp.
3.300%, 7/1/30	2,935,000	3,205
4.000%, 3/1/27	510,000	579
Danske Bank A/S
1.171%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.030%), 12/11/23 144A	4,230,000	4,230
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	4,976,000	5,073
3.244%, (ICE LIBOR USD 3 Month plus 1.591%), 12/20/25 144A	4,699,000	5,000
5.000%, 1/12/22 144A	2,560,000	2,689
Deutsche Bank AG
2.222%, (US SOFR plus 2.159%), 9/18/24	2,142,000	2,156
Equinix, Inc.
2.625%, 11/18/24	1,379,000	1,466
2.900%, 11/18/26	2,878,000	3,103

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Federal Realty Investment Trust
3.950%, 1/15/24	1,622,000	1,757
Fidelity National Financial, Inc.
3.400%, 6/15/30	1,691,000	1,816
GE Capital Funding, LLC
3.450%, 5/15/25 144A	4,392,000	4,702
4.400%, 5/15/30 144A	894,000	961
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	3,596,000	3,800
GLP Capital LP / GLP Financing II, Inc.
4.000%, 1/15/30	847,000	877
5.300%, 1/15/29	1,034,000	1,152
The Goldman Sachs Group, Inc.
3.272%, (ICE LIBOR USD 3 Month plus 1.201%), 9/29/25	499,000	540
3.500%, 4/1/25	7,316,000	8,072
3.500%, 11/16/26	4,148,000	4,583
3.850%, 1/26/27	1,696,000	1,906
4.000%, 3/3/24	440,000	484
6.750%, 10/1/37	1,736,000	2,512
Golub Capital BDC, Inc.
3.375%, 4/15/24	5,314,000	5,307
Healthpeak Properties, Inc.
2.875%, 1/15/31	721,000	763
Highwoods Realty LP
2.600%, 2/1/31	1,199,000	1,188
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26	4,680,000	4,667
2.013%, (US SOFR plus 1.732%), 9/22/28	5,294,000	5,237
Inter American Development Bank
0.875%, 4/3/25	4,035,000	4,116
Intercontinental Exchange, Inc.
1.850%, 9/15/32	2,187,000	2,176
2.650%, 9/15/40	766,000	762
International Lease Finance Corp.
5.875%, 8/15/22	365,000	391
JPMorgan Chase & Co.
1.514%, (US SOFR plus 1.455%), 6/1/24	10,441,000	10,667
2.182%, (US SOFR plus 1.890%), 6/1/28	3,132,000	3,266
2.950%, 10/1/26	302,000	332
2.956%, (US SOFR plus 2.515%), 5/13/31	4,338,000	4,637
3.207%, (ICE LIBOR USD 3 Month plus 0.695%), 4/1/23	3,333,000	3,463
4.493%, (US SOFR plus 3.790%), 3/24/31	1,243,000	1,515
Kilroy Realty LP
2.500%, 11/15/32	1,305,000	1,270
Kimco Realty Corp.
1.900%, 3/1/28	1,088,000	1,074
Landwirtschaftliche Rentenbank
0.500%, 5/27/25	6,263,000	6,284
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	2,113,000	2,128
3.870%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 3.500%), 7/9/25	5,555,000	6,049
MDGH - GMTN BV
2.875%, 11/7/29 144A	1,083,000	1,160

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
Mid-America Apartments LP
1.700%, 2/15/31	964,000	948
3.600%, 6/1/27	152,000	169
3.750%, 6/15/24	2,395,000	2,604
3.950%, 3/15/29	1,029,000	1,191
4.000%, 11/15/25	1,253,000	1,414
4.300%, 10/15/23	1,049,000	1,146
Mitsubishi UFJ Financial Group, Inc.
0.848%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.680%), 9/15/24	3,294,000	3,295
Mizuho Financial Group, Inc.
0.849%, (ICE LIBOR USD 3 Month plus 0.610%), 9/8/24	2,647,000	2,639
National Australia Bank, Ltd.
2.332%, 8/21/30 144A	2,946,000	2,912
Nationwide Financial Services, Inc.
3.900%, 11/30/49 144A	2,457,000	2,514
Nationwide Mutual Insurance Co.
4.350%, 4/30/50 144A	1,366,000	1,460
Nomura Holdings, Inc.
2.648%, 1/16/25	1,866,000	1,965
2.679%, 7/16/30	1,549,000	1,594
3.103%, 1/16/30	5,074,000	5,385
Realty Income Corp.
3.250%, 1/15/31	2,336,000	2,575
Regency Centers LP
2.950%, 9/15/29	2,226,000	2,305
Royal Bank of Scotland Group PLC
2.359%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.150%), 5/22/24	899,000	922
3.073%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.550%), 5/22/28	1,629,000	1,711
3.754%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.100%), 11/1/29	1,624,000	1,681
4.445%, (ICE LIBOR USD 3 Month plus 1.871%), 5/8/30	1,645,000	1,902
Santander Holdings USA, Inc.
3.244%, 10/5/26	2,343,000	2,507
3.400%, 1/18/23	750,000	785
3.450%, 6/2/25	4,390,000	4,685
4.400%, 7/13/27	1,181,000	1,300
4.500%, 7/17/25	230,000	255
Santander UK Group Holdings PLC
1.532%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.250%), 8/21/26	6,783,000	6,672
Scentre Group Trust 1/2
3.625%, 1/28/26 144A	1,617,000	1,731
Societe Generale SA
2.625%, 1/22/25 144A	3,014,000	3,110
3.653%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.000%), 7/8/35 144A	1,372,000	1,379
Spirit Realty LP
3.200%, 2/15/31	2,424,000	2,364
3.400%, 1/15/30	1,233,000	1,225
4.000%, 7/15/29	592,000	615

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Financial continued
4.450%, 9/15/26	125,000	134
Store Capital Corp.
4.500%, 3/15/28	3,853,000	4,127
4.625%, 3/15/29	1,305,000	1,399
SVB Financial Group
3.125%, 6/5/30	778,000	868
Swedish Export Credit
0.750%, 4/6/23	5,416,000	5,467
Temasek Financial I, Ltd.
2.250%, 4/6/51 144A	1,990,000	1,927
Trust Fibrauno
4.869%, 1/15/30 144A	1,433,000	1,443
TrustCo Bank Corp.
6.390%, 1/15/50 144A	895,000	893
UBS Group AG
1.364%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.080%), 1/30/27 144A	3,255,000	3,252
UBS Group Funding AG
2.859%, (ICE LIBOR USD 3 Month plus 0.954%), 8/15/23 144A	5,044,000	5,237
VEREIT Operating Partnership LP
3.400%, 1/15/28	1,088,000	1,133

Total		365,117

Health Care (0.0%)
Perrigo Finance PLC
4.900%, 12/15/44	893,000	938

Total		938

Industrial (1.8%)
Aviation Capital Group, LLC
5.500%, 12/15/24 144A	2,719,000	2,805
The Boeing Co.
2.700%, 2/1/27	1,200,000	1,170
2.950%, 2/1/30	1,088,000	1,052
3.750%, 2/1/50	1,160,000	1,061
4.875%, 5/1/25	2,149,000	2,344
5.150%, 5/1/30	530,000	594
Burlington Northern Santa Fe LLC
3.050%, 2/15/51	730,000	793
Crowley Conro LLC
4.181%, 8/15/43	1,403,607	1,680
CSX Corp.
4.300%, 3/1/48	130,000	162
4.750%, 11/15/48	708,000	938
Deere & Co.
2.750%, 4/15/25	2,132,000	2,323
3.750%, 4/15/50	938,000	1,163
Flex, Ltd.
4.875%, 5/12/30	2,733,000	3,117
General Dynamics Corp.
4.250%, 4/1/40	425,000	534
General Electric Co.
3.100%, 1/9/23	357,000	375
3.450%, 5/1/27	3,040,000	3,213
3.625%, 5/1/30	1,561,000	1,619
5.875%, 1/14/38	170,000	198
Hutama Karya Persero PT
3.750%, 5/11/30 144A	1,219,000	1,320

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Industrial continued
John Deere Capital Corp.
0.550%, 7/5/22	3,127,000	3,143
1.200%, 4/6/23	2,408,000	2,455
1.750%, 3/9/27	1,443,000	1,508
Northrop Grumman Corp.
2.550%, 10/15/22	3,232,000	3,365
2.930%, 1/15/25	145,000	158
3.250%, 8/1/23	2,979,000	3,219
3.250%, 1/15/28	1,844,000	2,071
4.030%, 10/15/47	1,061,000	1,286
5.150%, 5/1/40	1,593,000	2,138
Union Pacific Corp.
2.150%, 2/5/27	1,617,000	1,718
2.400%, 2/5/30	2,002,000	2,154
2.950%, 3/1/22	1,812,000	1,879
2.973%, 9/16/62 144A	268,000	262
3.150%, 3/1/24	867,000	935
3.250%, 2/5/50	2,570,000	2,849
3.750%, 2/5/70	325,000	366
United Technologies Corp.
3.650%, 8/16/23	209,000	226
3.950%, 8/16/25	1,472,000	1,673
4.450%, 11/16/38	1,371,000	1,685

Total		59,551

Technology (2.6%)
Activision Blizzard, Inc.
1.350%, 9/15/30	1,093,000	1,065
2.500%, 9/15/50	1,259,000	1,152
Apple, Inc.
2.050%, 9/11/26	3,279,000	3,505
2.550%, 8/20/60	2,399,000	2,387
2.650%, 5/11/50	2,518,000	2,614
3.200%, 5/13/25	751,000	837
4.250%, 2/9/47	894,000	1,186
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, 1/15/27	2,477,000	2,747
Broadcom, Inc.
3.150%, 11/15/25	5,721,000	6,170
4.150%, 11/15/30	3,241,000	3,639
4.250%, 4/15/26	1,753,000	1,975
4.700%, 4/15/25	2,575,000	2,925
Dell International LLC / EMC Corp.
4.900%, 10/1/26 144A	521,000	589
5.300%, 10/1/29 144A	1,047,000	1,199
6.100%, 7/15/27 144A	1,042,000	1,230
Fiserv, Inc.
3.200%, 7/1/26	1,753,000	1,947
3.500%, 7/1/29	1,547,000	1,761
HP, Inc.
2.200%, 6/17/25	3,282,000	3,438
Intel Corp.
4.600%, 3/25/40	1,039,000	1,380
International Business Machines Corp.
3.300%, 5/15/26	622,000	701
4.150%, 5/15/39	260,000	317
KLA-Tencor Corp.
3.300%, 3/1/50	1,391,000	1,455
Micron Technology, Inc.
2.497%, 4/24/23	3,228,000	3,352

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Technology continued
Microsoft Corp.
2.525%, 6/1/50	835,000	871
2.675%, 6/1/60	1,317,000	1,379
2.875%, 2/6/24	622,000	669
4.100%, 2/6/37	1,032,000	1,339
NVIDIA Corp.
2.850%, 4/1/30	1,626,000	1,833
3.500%, 4/1/50	3,690,000	4,311
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.150%, 5/1/27 144A	1,763,000	1,909
3.400%, 5/1/30 144A	351,000	384
3.875%, 6/18/26 144A	4,164,000	4,665
4.300%, 6/18/29 144A	1,369,000	1,579
Oracle Corp.
2.625%, 2/15/23	1,354,000	1,414
2.800%, 4/1/27	3,122,000	3,425
2.950%, 11/15/24	724,000	785
3.800%, 11/15/37	739,000	866
3.850%, 4/1/60	1,723,000	2,022
4.000%, 11/15/47	1,573,000	1,861
ServiceNow, Inc.
1.400%, 9/1/30	2,187,000	2,126
Texas Instruments, Inc.
1.375%, 3/12/25	1,295,000	1,340
TSMC Global, Ltd.
0.750%, 9/28/25 144A	2,657,000	2,633
1.375%, 9/28/30 144A	3,862,000	3,789

Total		86,771

Utilities (3.0%)
Arizona Public Service Co.
3.150%, 5/15/25	213,000	233
Black Hills Corp.
3.050%, 10/15/29	1,761,000	1,916
3.875%, 10/15/49	921,000	1,022
CenterPoint Energy Houston Electric LLC
2.900%, 7/1/50	707,000	757
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	1,000,000	1,173
CenterPoint Energy, Inc.
2.500%, 9/1/22	207,000	214
2.500%, 9/1/24	2,230,000	2,372
2.950%, 3/1/30	873,000	956
Consumers Energy Co.
2.500%, 5/1/60	867,000	812
Dominion Resources, Inc.
2.000%, 8/15/21	1,440,000	1,458
2.850%, 8/15/26	1,327,000	1,454
DTE Electric Co.
2.950%, 3/1/50	2,262,000	2,389
DTE Energy Co.
1.050%, 6/1/25	2,085,000	2,088
2.529%, 10/1/24	276,000	293
2.950%, 3/1/30	1,371,000	1,475
3.800%, 3/15/27	2,063,000	2,307
Duke Energy Corp.
0.900%, 9/15/25	1,988,000	1,991
1.800%, 9/1/21	2,157,000	2,183
Duke Energy Ohio, Inc.
2.125%, 6/1/30	1,566,000	1,644

Select Bond Portfolio

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Duke Energy Progress LLC
2.500%, 8/15/50	1,251,000	1,210
Entergy Arkansas LLC
2.650%, 6/15/51	1,367,000	1,376
Entergy Texas, Inc.
1.750%, 3/15/31	1,382,000	1,370
Evergy, Inc.
2.250%, 6/1/30	2,088,000	2,209
2.450%, 9/15/24	1,913,000	2,025
2.900%, 9/15/29	1,359,000	1,458
3.450%, 4/15/50	2,770,000	3,132
Exelon Corp.
4.700%, 4/15/50	1,891,000	2,404
FirstEnergy Corp.
3.900%, 7/15/27	1,913,000	2,102
4.250%, 3/15/23	2,078,000	2,206
Interstate Power & Light Co.
3.500%, 9/30/49	784,000	857
ITC Holdings Corp.
2.700%, 11/15/22	2,061,000	2,149
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,617,000	1,899
MidAmerican Energy Co.
3.650%, 8/1/48	1,088,000	1,282
Mississippi Power Co.
3.950%, 3/30/28	2,514,000	2,884
4.250%, 3/15/42	1,509,000	1,777
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	3,262,000	3,395
2.750%, 5/1/25	1,759,000	1,900
NiSource, Inc.
0.950%, 8/15/25	2,733,000	2,730
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28	1,563,000	1,838
Pacific Gas & Electric Co.
2.100%, 8/1/27	2,052,000	1,994
2.500%, 2/1/31	2,807,000	2,673
3.300%, 12/1/27	2,180,000	2,241
3.300%, 8/1/40	687,000	627
3.950%, 12/1/47	716,000	661
4.500%, 7/1/40	519,000	527
4.550%, 7/1/30	2,282,000	2,472
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	867,000	941
PPL Capital Funding, Inc.
3.100%, 5/15/26	2,487,000	2,746
3.400%, 6/1/23	295,000	314
4.125%, 4/15/30	2,659,000	3,138
5.000%, 3/15/44	1,371,000	1,708
Public Service Electric & Gas Co.
2.050%, 8/1/50	417,000	377
2.700%, 5/1/50	2,272,000	2,366
Southern California Edison Co.
2.850%, 8/1/29	1,041,000	1,093
4.125%, 3/1/48	1,669,000	1,824
4.650%, 10/1/43	490,000	565
Southern Co. Gas Capital Corp.
1.750%, 1/15/31	2,088,000	2,066
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25 144A	719,000	797

Corporate Bonds (33.6%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.
0.500%, 10/15/23	887,000	886

Total		96,956

Total Corporate Bonds (Cost: $1,059,335)		1,106,210

Governments (24.8%)
Governments (24.8%)
Abu Dhabi Government International Bond
2.500%, 4/16/25 144A	5,836,000	6,192
Bermuda Government International Bond
3.375%, 8/20/50 144A	1,205,000	1,238
Colombia Government International Bond
3.125%, 4/15/31	491,000	503
Japan Bank for International Cooperation
1.750%, 10/17/24	2,774,000	2,907
Panama Government International Bond
2.252%, 9/29/32	1,088,000	1,099
3.870%, 7/23/60	1,897,000	2,172
Republic of Indonesia
4.450%, 4/15/70	1,594,000	1,888
Republic of Paraguay
4.950%, 4/28/31 144A	1,799,000	2,072
5.400%, 3/30/50 144A	2,112,000	2,558
Republic of Peru
2.392%, 1/23/26	1,706,000	1,787
2.783%, 1/23/31	516,000	558
State of Israel
3.375%, 1/15/50	1,173,000	1,299
4.500%, 4/3/20	1,077,000	1,475
State of Qatar
3.400%, 4/16/25 144A	4,123,000	4,519
United Mexican States
3.250%, 4/16/30	3,285,000	3,352
3.900%, 4/27/25	2,615,000	2,858
4.500%, 4/22/29	4,593,000	5,142
4.600%, 2/10/48	973,000	1,033
4.750%, 3/8/44	1,358,000	1,482
US Treasury
0.125%, 5/31/22	10,084,000	10,082
0.125%, 6/30/22	11,990,000	11,987
0.125%, 7/31/22	7,039,000	7,038
0.125%, 8/31/22 b	54,199,000	54,184
0.125%, 9/30/22 b	51,480,000	51,474
0.125%, 7/15/23	13,247,000	13,235
0.125%, 8/15/23	26,809,000	26,782
0.125%, 9/15/23 b	66,780,000	66,717
0.250%, 6/15/23	10,365,000	10,391
0.250%, 8/31/25	13,605,000	13,591
0.250%, 9/30/25	49,425,000	49,359
0.375%, 9/30/27	9,357,000	9,294
0.625%, 8/15/30	31,219,000	31,038
1.125%, 5/15/40	41,363,000	40,710
1.125%, 8/15/40	40,824,000	40,059
1.250%, 5/15/50	12,449,000	11,797
1.375%, 8/15/50	15,547,000	15,212
1.375%, 1/31/21	50,684,000	50,886
1.375%, 5/31/21 b	58,323,000	58,792
2.125%, 5/15/22 b	1,763,000	1,820
2.250%, 4/30/21	15,316,000	15,503
2.375%, 3/15/22 b	7,635,000	7,883

Select Bond Portfolio

Governments (24.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
2.500%, 2/15/45	23,665,000	29,125
2.500%, 2/28/26	5,225,000	5,836
2.750%, 11/15/42	14,475,000	18,534
2.875%, 5/15/43 b	40,303,000	52,624
3.125%, 8/15/44 b	39,223,000	53,371
3.125%, 5/15/21	14,286,000	14,552

Total		816,010

Total Governments (Cost: $804,764)		816,010

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,936
Los Angeles Community College District, Series 2010-E 6.750%, 8/1/49 GO	1,130,000	2,018
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	1,950,000	3,359
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,567
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,110,000	3,978
The University of Texas System 2.439%, 8/15/49 RB	925,000	939

Total Municipal Bonds (Cost: $12,183)		14,797

Structured Products (47.3%)
Asset Backed Securities (9.5%)
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2A
1.100%, 3/20/23	643,455	646
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.600%, 12/18/23	5,224,000	5,234
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A
3.070%, 9/20/23 144A	1,041,000	1,066
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.360%, 3/20/26 144A	2,099,000	2,143
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A
2.020%, 2/20/27 144A	4,869,000	4,911
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2
1.334%, (ICE LIBOR USD 1 Month plus 0.630%), 2/15/24	4,595,000	4,609
Capital One Multi-Asset Execution Trust, Series 2016-A7, Class A7
1.116%, (ICE LIBOR USD 1 Month plus 0.510%), 9/16/24	2,743,000	2,755
College Ave Student Loans, Series 2017-A, Class A1
2.597%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,480,357	1,485
College Avenue Student Loans LLC, Series 2018-A, Class A2
4.130%, 12/26/47 144A	1,139,731	1,203

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280%, 12/28/48 144A	1,159,024	1,199
Ford Credit Auto Owner Trust, Series 2018-1, Class A
3.190%, 7/15/31 144A	8,887,000	9,789
Ford Credit Auto Owner Trust, Series 2018-2, Class A
3.470%, 1/15/30 144A	5,875,000	6,338
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A
3.520%, 7/15/30 144A	6,576,000	7,188
Ford Credit Auto Owner Trust, Series 2020-1, Class A
2.040%, 8/15/31 144A	8,144,000	8,532
Ford Credit Auto Owner Trust, Series 2020-2, Class A
1.040%, 8/15/24	2,733,000	2,767
Ford Credit Auto Owner Trust, Series 2020-B, Class A3
0.620%, 8/15/23	5,966,000	5,992
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class A1
0.700%, 9/15/25	12,056,000	12,085
Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A
1.060%, 9/15/27	11,392,000	11,412
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4
1.010%, 7/22/24	617,000	625
GS Mortgage Securities Trust, Series 2020-2, Class A3
1.490%, 12/16/24	1,594,000	1,626
Mercedes-Benz Auto Lease Trust, Series 2020-1, Class A3
0.550%, 2/18/25	1,780,000	1,787
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	755,155	776
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	5,564,553	5,837
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	6,368,898	6,668
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2
3.130%, 2/15/68 144A	3,578,000	3,694
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	5,542,000	5,805
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B
1.202%, (ICE LIBOR USD 1 Month plus 1.050%), 12/15/59 144A	2,490,000	2,496
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460%, 11/15/68 144A	4,048,000	4,228

Select Bond Portfolio

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B
1.605%, (ICE LIBOR USD 1 Month plus 0.900%), 11/15/68 144A	2,623,000	2,611
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2
2.120%, 1/15/69 144A	2,369,000	2,433
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A
1.690%, 5/15/69 144A	2,441,369	2,472
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	8,096,000	8,109
Navient Student Loan Trust, Series 2016-3A, Class A2
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 6/25/65 144A	130,187	130
Navient Student Loan Trust, Series 2016-AA, Class A2B
2.855%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,113,650	1,132
Navient Student Loan Trust, Series 2018-BA, Class A2A
3.610%, 12/15/59 144A	2,227,523	2,311
Navient Student Loan Trust, Series 2019 EA, Class A2
4.000%, 12/15/59 144A	2,690,000	2,796
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.390%, 12/15/59 144A	4,423,000	4,569
Navient Student Loan Trust, Series 2019-FA, Class A2
2.600%, 8/15/68 144A	6,457,000	6,682
Navient Student Loan Trust, Series 2019-GA, Class A
2.400%, 10/15/68 144A	4,784,693	4,898
Navient Student Loan Trust, Series 2020-EA, Class A
1.690%, 5/15/69 144A	515,634	522
Navient Student Loan Trust, Series 2020-FA, Class A
1.220%, 7/15/69 144A	1,348,677	1,353
Nelnet Student Loan Trust, Series 2004-3, Class A5
1.974%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	657,880	645
Nelnet Student Loan Trust, Series 2004-4, Class A5
1.954%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	3,484,637	3,416
Nelnet Student Loan Trust, Series 2005-1, Class A5
1.904%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	10,133,788	9,783
Nelnet Student Loan Trust, Series 2005-2, Class A5
1.295%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	9,784,390	9,447

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2005-3, Class A5
1.315%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	7,502,161	7,348
Nelnet Student Loan Trust, Series 2005-4, Class A4
1.375%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,253,369	1,179
Nelnet Student Loan Trust, Series 2014-1A, Class A
1.517%, (ICE LIBOR USD 1 Month plus 0.570%), 9/25/41 144A	961,795	939
Santander Drive Auto Receivables Trust, Series 2020-2, Class A2A
0.620%, 5/15/23	6,029,000	6,037
Santander Drive Auto Receivables Trust, Series 2020-3, Class A3
0.520%, 7/15/24	2,198,000	2,202
Santander Retail Auto Lease Trust, Series 2020-1, Class A3
2.030%, 2/15/24	1,231,000	1,255
Santander Revolving Auto Loan Trust, Series 2019-A, Class A
2.510%, 1/26/32 144A	6,604,000	6,994
SLC Student Loan Trust, Series 2008-1, Class A4A
2.341%, (ICE LIBOR USD 3 Month plus 1.600%), 12/15/32	1,694,809	1,716
SLM Student Loan Trust, Series 2003-1, Class A5C
1.491%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,402,295	1,301
SLM Student Loan Trust, Series 2007-2, Class A4
1.854%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	4,706,542	4,581
SLM Student Loan Trust, Series 2012-1, Class A3
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	5,862,930	5,613
SLM Student Loan Trust, Series 2012-2, Class A
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	5,082,515	4,785
SLM Student Loan Trust, Series 2012-6, Class A3
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,257,003	2,171
SMB Private Education Loan Trust, Series 2016-A, Class A2A
2.700%, 5/15/31 144A	3,268,973	3,347
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	1,621,288	1,659
SMB Private Education Loan Trust, Series 2016-B, Class A2B
2.155%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	4,428,522	4,446

Select Bond Portfolio

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.805%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,735,462	1,730
SMB Private Education Loan Trust, Series 2017-A, Class A2B
1.605%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,301,162	1,299
SMB Private Education Loan Trust, Series 2017-B, Class A2B
1.455%, (ICE LIBOR USD 1 Month plus 0.750%), 10/15/35 144A	1,445,825	1,434
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	1,966,924	2,078
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.440%, 7/15/36 144A	8,755,000	9,219
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	6,507,000	6,508
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A
1.600%, 9/15/54 144A	10,778,000	10,843
SoFi Professional Loan Program LLC, Series 2016-A, Class A2
2.760%, 12/26/36 144A	866,044	877
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	149,673	150
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	267,589	267
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	307,367	307
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	224,304	230
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
1.447%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	179,834	180
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B
2.720%, 11/26/40 144A	4,678,815	4,756
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B
2.950%, 2/25/42 144A	1,648,000	1,702
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX
3.340%, 8/26/47 144A	4,751,989	4,897
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX
2.540%, 5/15/46 144A	5,620,000	5,834
SoFi Professional Loan Program LLC, Series 2020-C - Class AFX
1.950%, 2/15/46 144A	4,889,852	5,001

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110%, 9/20/45 144A	2,534,000	2,545
Verizon Owner Trust, Series 2019-C, Class A1A
1.940%, 4/22/24	1,621,000	1,659
Verizon Owner Trust, Series 2020-A, Class A1A
1.850%, 7/22/24	5,496,000	5,636
Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A3
0.980%, 11/20/24	2,532,000	2,564

Total		311,494

Mortgage Securities (37.8%)
Angel Oak Mortgage Trust I LLC, Series 2020-2, Class A1A
2.531%, (AFC), 1/26/65 144A	4,510,684	4,588
Angel Oak Mortgage Trust I LLC, Series 2020-5, Class A1
1.373%, (AFC), 5/25/65 144A	1,298,964	1,300
Angel Oak Mortgage Trust LLC, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	1,101,921	1,126
Benchmark Mortgage Trust, Series 2018-B1, Class ASB
3.602%, (AFC), 1/15/51	412,000	462
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1
3.613%, (AFC), 10/26/48 144A S	1,493,771	1,549
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1
2.879%, (AFC), 7/25/49 144A S	2,604,202	2,673
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1
2.724%, (AFC), 11/25/59 144A S	3,008,200	3,078
CD Commercial Mortgage Trust, Series 2017- CD6, Class ASB
3.332%, 11/13/50	2,821,000	3,115
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1
1.964%, 6/15/50	125,696	126
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	1,226,000	1,337
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-P5, Class A1
1.410%, 10/10/49	38,274	38
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB
3.121%, 6/10/50	694,000	750
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB
3.317%, 5/10/50	1,173,000	1,283
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1
6.500%, 4/25/35	128,944	136
COLT Funding LLC, Series 2019-4, Class A1
2.579%, (AFC), 11/25/49 144A	2,164,593	2,190

Select Bond Portfolio

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
COLT Mortgage Loan Trust, Series 2019-1, Class A1 3.705%, (AFC), 3/25/49 144A	856,595	864
COLT Mortgage Loan Trust, Series 2019-2, Class A1 3.337%, (AFC), 5/25/49 144A	1,611,133	1,626
COLT Mortgage Loan Trust, Series 2020-2, Class A1 1.853%, (AFC), 3/25/65 144A	2,353,406	2,371
Commercial Mortgage Pass Through Certificates, Series 2013-CR6, Class A4 3.101%, 3/10/46	4,482,000	4,648
Commercial Mortgage Trust, Series 2015- LC21, Class A4 3.708%, 7/10/48	980,000	1,084
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.807%, 11/15/48	1,085,000	1,207
DBJPM Mortgage Trust, Series C9, Class A5 1.926%, 9/15/53	530,000	549
Federal Home Loan Bank
3.500%, 11/1/49	9,040,915	9,610
4.000%, 11/1/49	4,950,605	5,551
Federal Home Loan Mortgage Corp.
3.000%, 2/1/50	557,123	594
3.500%, 2/1/48	1,181,160	1,277
3.500%, 4/1/49	2,852,077	3,135
3.500%, 8/1/49	2,739,157	2,992
4.000%, 1/1/35	91,145	102
4.000%, 1/1/36	139,742	154
4.000%, 10/1/36	1,008,369	1,100
4.000%, 3/1/37	473,980	526
4.000%, 8/1/38	5,653,632	6,064
4.000%, 1/1/48	865,093	970
4.000%, 11/1/48	6,806,312	7,504
4.000%, 3/1/49	2,069,373	2,303
4.000%, 7/1/49	32,466,443	35,809
4.500%, 6/1/39	109,874	128
4.500%, 7/1/39	133,368	156
4.500%, 11/1/48	3,531,175	3,942
4.500%, 3/1/49	1,491,911	1,684
4.500%, 8/1/49	14,217,389	15,893
5.000%, 5/1/48	4,465,020	5,089
5.000%, 9/1/48	3,035,285	3,333
5.000%, 3/1/49	9,335,829	10,435
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	6,730,668	7,252
Federal Home Loan Mortgage Corp., Series 2015-343, Class F4 2.852%, (ICE LIBOR USD 1 Month plus 0.350%), 10/15/37	2,641,417	2,637
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	7,089,692	7,490
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	1,787,199	1,943
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP 4.500%, 7/15/42	554,760	559

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	308,504	356
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	1,774,795	1,834
Federal Home Loan Mortgage Corp., Series 4426, Class QC 1.750%, 7/15/37	3,000,903	3,105
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	1,671,974	1,731
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	784,752	849
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	3,863,870	4,164
Federal Home Loan Mortgage Corp., Series 4897, Class F 1.055%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	756,092	758
Federal Home Loan Mortgage Corp., Series 4988, Class AF 0.540%, (ICE LIBOR USD 1 Month plus 0.350%), 10/15/37	9,611,970	9,610
Federal National Mortgage Association
2.661%, (ICE LIBOR USD 12 Month plus 1.585%), 1/1/46	7,527,813	7,820
2.746%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	2,118,453	2,198
3.000%, 1/1/43	3,808,952	4,069
3.000%, 2/1/50	470,198	501
3.000%, 6/1/50	14,080,744	14,888
3.500%, 9/1/32	3,681,746	3,895
3.500%, 6/1/49	1,063,157	1,130
3.500%, 11/1/49	16,150,994	17,175
4.000%, 9/1/33	2,042,150	2,201
4.000%, 12/1/36	157,506	173
4.000%, 10/1/37	1,108,137	1,207
4.000%, 5/1/38	342,209	367
4.000%, 2/1/42	1,652,165	1,833
4.000%, 9/1/45	896,458	1,025
4.000%, 1/1/46	4,164,745	4,763
4.000%, 10/1/46	284,191	309
4.000%, 12/1/46	1,928,928	2,095
4.000%, 1/1/47	2,745,083	2,962
4.000%, 2/1/47	2,912,350	3,267
4.000%, 4/1/47	1,269,023	1,404
4.000%, 9/1/47	1,397,541	1,513
4.000%, 10/1/47	1,787,854	1,973
4.000%, 11/1/47	2,823,402	3,058
4.000%, 2/1/48	2,035,592	2,282
4.000%, 3/1/48	9,865,823	11,270
4.000%, 7/1/48	13,929,576	15,248
4.000%, 9/1/48	3,538,782	3,904
4.000%, 10/1/48	3,017,614	3,309
4.000%, 11/1/48	3,163,973	3,506
4.000%, 12/1/48	2,177,280	2,487
4.000%, 1/1/49	3,726,308	4,138
4.000%, 2/1/49	4,356,338	4,841

Select Bond Portfolio

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 3/1/49	1,525,840	1,660
4.000%, 4/1/49	1,872,703	2,036
4.000%, 5/1/49	11,402,118	12,842
4.000%, 6/1/49	2,910,691	3,165
4.000%, 11/1/49	2,874,178	3,223
4.000%, 12/1/49	6,418,588	7,280
4.500%, 5/1/34	63,197	70
4.500%, 6/1/41	154,515	175
4.500%, 3/1/43	1,705,217	1,928
4.500%, 3/1/44	1,248,333	1,411
4.500%, 10/1/45	2,653,414	3,000
4.500%, 2/1/46	99,165	112
4.500%, 3/1/48	883,001	977
4.500%, 4/1/48	1,928,359	2,134
4.500%, 5/1/48	1,142,489	1,266
4.500%, 6/1/48	1,086,935	1,262
4.500%, 7/1/48	3,244,985	3,648
4.500%, 8/1/48	5,860,302	6,587
4.500%, 10/1/48	14,695,241	16,409
4.500%, 11/1/48	1,569,951	1,818
4.500%, 1/1/49	9,376,705	10,515
4.500%, 2/1/49	5,133,422	5,770
4.500%, 4/1/49	1,634,834	1,813
4.500%, 5/1/49	4,851,507	5,299
4.500%, 6/1/49	4,136,671	4,671
4.500%, 7/1/49	10,085,517	11,373
4.500%, 8/1/49	3,663,971	4,147
4.500%, 2/1/50	1,155,785	1,281
4.500%, 3/1/50	11,959,948	13,475
4.500%, 4/1/50	4,750,537	5,432
4.500%, 1/1/59	6,407,354	7,349
5.000%, 7/1/44	245,462	274
5.000%, 6/1/48	6,941,933	8,029
5.000%, 9/1/48	3,674,343	4,104
5.000%, 10/1/48	4,554,540	5,245
5.000%, 11/1/48	2,246,676	2,460
5.000%, 12/1/48	3,181,576	3,528
5.000%, 1/1/49	5,034,533	5,630
5.000%, 2/1/49	12,387,097	14,327
5.000%, 6/1/49	20,933,137	23,625
5.000%, 8/1/49	42,725,183	49,165
5.000%, 11/1/49	4,281,412	4,772
5.500%, 12/1/48	3,123,747	3,569
5.500%, 6/1/49	8,132,483	9,519
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	2,342,398	2,423
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	5,813,472	5,953
Federal National Mortgage Association, Series 2013-30, Class CA 1.500%, 4/25/43	737,912	755
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	2,569,852	2,677
Federal National Mortgage Association, Series 2014-73, Class MA 2.500%, 11/25/44	1,619,889	1,729

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	7,455,720	7,719
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	7,646,392	8,002
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	14,325,737	14,827
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	2,469,438	2,617
Federal National Mortgage Association, Series 2017-42, Class H 3.000%, 11/25/43	1,850,811	1,915
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,075,000	1,202
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	4,393,506	4,756
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	947,250	1,024
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	3,305,667	3,464
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	4,683,261	5,035
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	2,201,318	2,318
Federal National Mortgage Association, Series 2019-35, Class MB 3.000%, 7/25/49	3,053,679	3,297
Federal National Mortgage Association, Series 414, Class A35 3.500%, 10/25/42	5,326,996	5,739
GCAT LLC, Series 2019-NQM1, Class A1 2.985%, (AFC), 2/25/59 144A S	948,457	963
Government National Mortgage Association
3.500%, 1/20/48	2,820,186	3,089
3.500%, 8/20/49	5,453,305	5,859
4.000%, 6/20/47	26,792,868	28,814
4.000%, 10/20/47	789,889	860
4.000%, 3/20/48	853,315	928
4.000%, 4/20/48	6,253,106	6,768
4.000%, 5/20/48	8,616,054	9,229
4.000%, 5/20/49	1,610,105	1,750
4.000%, 6/20/49	5,502,131	5,976
4.000%, 7/20/49	4,126,749	4,484
4.500%, 8/15/47	681,796	751
4.500%, 6/20/48	3,913,461	4,226
4.500%, 2/20/49	4,497,859	5,018
4.500%, 3/20/49	3,650,346	4,010
4.500%, 4/20/49	1,382,634	1,518
4.500%, 5/20/49	3,560,735	3,911
5.000%, 12/20/39	104,020	120
5.000%, 11/20/45	250,753	284
5.000%, 3/20/48	7,726,111	8,477

Select Bond Portfolio

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 5/20/48	4,151,156	4,529
5.000%, 6/20/48	12,447,523	13,574
5.000%, 7/20/48	2,782,995	3,036
5.000%, 8/20/48	4,470,587	4,870
5.000%, 12/20/48	3,207,100	3,486
5.000%, 1/20/49	4,643,672	5,248
5.000%, 2/20/49	771,800	859
5.000%, 3/20/49	1,265,643	1,409
Government National Mortgage Association TBA
2.000%, 11/19/50	89,200,000	92,475
2.500%, 10/21/50	34,900,000	36,642
Government National Mortgage Association, Series 2012-141, Class WA 4.526%, 11/16/41	703,076	786
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	2,951,724	3,063
Government National Mortgage Association, Series 2018-11, Class PC 2.750%, 12/20/47	5,665,844	5,907
Government National Mortgage Association, Series 2019-31, Class JC 3.500%, 3/20/49	2,576,977	2,723
Government National Mortgage Association, Series 2019-32, Class NA 3.500%, 9/20/49	4,267,025	4,488
GS Mortgage Securities Trust, Series 2012- GCJ7, Class AAB 2.935%, 5/10/45	23,870	24
GS Mortgage Securities Trust, Series 2014- GC18, Class A3 3.801%, 1/10/47	947,075	1,007
GS Mortgage Securities Trust, Series 2014- GC18, Class A4 4.074%, 1/10/47	3,116,000	3,376
GS Mortgage Securities Trust, Series 2015- GC34, Class A4 3.506%, 10/10/48	1,802,000	1,991
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	3,417,874	3,707
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	1,323,000	1,425
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	5,578,517	5,933
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4 3.611%, 5/15/48	1,470,000	1,625
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB 3.282%, 7/15/50	1,306,000	1,427
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB 3.491%, 3/15/50	463,000	505
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class ASB 4.145%, 6/15/51	1,453,000	1,677

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	79,723	81
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249%, 2/15/48	434,000	470
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 3.600%, (AFC), 4/25/49 144A	1,226,449	1,241
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	2,050,152	2,087
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/20	2,120	2
SG Residential Mortgage Trust, Series 2019-3, Class A1 2.703%, (AFC), 9/25/59 144A	2,006,110	2,028
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	2,250,391	2,283
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	4,020,486	4,093
Starwood Mortgage Residential Trust, Series 2020-3, Class A1 1.486%, (AFC), 4/25/65 144A	3,344,695	3,354
Uniform Mortgage Backed Security TBA
1.500%, 12/14/50	10,500,000	10,519
2.000%, 10/1/28	23,800,000	24,730
2.000%, 12/16/35	34,900,000	36,216
2.000%, 10/14/50	1,000,000	1,034
2.000%, 11/15/50	27,400,000	28,257
2.000%, 12/14/50	74,200,000	76,383
2.500%, 10/14/50	1,200,000	1,259
2.500%, 11/12/50	4,300,000	4,501
2.500%, 12/14/50	32,500,000	33,961
Verus Securitization Trust, Series 2019-1, Class A1 3.836%, (AFC), 2/25/59 144A	883,878	896
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 5/25/59 144A	3,105,164	3,175
Verus Securitization Trust, Series 2019-3, Class A1 2.784%, (AFC), 7/25/59 144A S	4,249,501	4,333
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A S	5,807,842	5,921
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	1,644,966	1,688
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	2,291,195	2,343
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	1,433,770	1,469
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	1,353,824	1,382

Select Bond Portfolio

Structured Products (47.3%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	5,323,391	5,373
Visio Trust, Series 2019-1, Class A1 3.572%, (AFC), 6/25/54 144A	1,198,786	1,223

Total		1,242,506

Total Structured Products (Cost: $1,517,612)		1,554,000

Short-Term Investments (5.6%)
Money Market Funds (5.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class

Short-Term Investments (5.6%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued
0.030%#	185,673,259	185,673

Total		185,673

Total Short-Term Investments (Cost: $185,673)		185,673

Total Investments (111.8%) (Cost: $3,579,567)@		3,676,690

Other Assets, Less Liabilities (-11.8%)		(388,175)

Net Assets (100.0%)		3,288,515

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $468,477 representing 14.2% of the net assets.

b

Cash or securities with an aggregate value of $346,865 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

S	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,579,567 and the net unrealized appreciation of investments based on that cost was $97,123 which is comprised of $104,580 aggregate gross unrealized appreciation and $7,457 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Municipal Bonds	$—	$14,797	$—
Corporate Bonds	—	1,106,210	—
Governments	—	816,010	—
Structured Products	—	1,554,000	—
Short-Term Investments	185,673	—	—

Total Assets:	$185,673	$3,491,017	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand